Sarah R. Crespi State Street 1 Iron Street CCB 1102 Boston, MA 02210 Tel +1 617 662 2641 Sarah.Crespi@statestreet.com

December 22, 2016

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

RE:	iShares Trust (the “Registrant”)

Securities Act File No. 333-92935

Investment Company Act File No. 811-09729

Ladies and Gentlemen:

On behalf of the Registrant and pursuant to Rule 497 under the Securities Act of 1933, as amended, attached for filing are exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information in the 497 filing, dated December 16, 2016 to the prospectuses for the following funds:

iShares Core Russell U.S. Growth ETF

iShares Core Russell U.S. Value ETF

iShares Edge MSCI Multifactor Global ETF

iShares Edge MSCI Multifactor Intl ETF

iShares Edge MSCI Multifactor Intl Small-Cap ETF

iShares Edge MSCI Multifactor USA ETF

iShares Edge MSCI Multifactor USA Small-Cap ETF

iShares Yield Optimized Bond ETF

The purpose of this filing is to submit the 497 dated December 16, 2016 in XBRL.

If you have any questions regarding this filing, please contact Benjamin Haskin of Willkie Farr & Gallagher LLP at (202) 303-1124.

Very truly yours,

/s/ Sarah R. Crespi

Sarah R. Crespi

cc: Benjamin Haskin, Esq.